Finance Costs - Summary of Finance Cost (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
One-time expenses related to C-round restructuring	¥ 1,326,007
Interest expenses on convertible promissory note	883,759	¥ 819,754	¥ 733,234
Interest expenses on convertible redeemable preferred shares	534,686	636,835	49,378
Interest expenses on borrowings	211,306	329,450	75,466
Interest expenses on Convertible Notes	135,412
Interest expenses on consolidated wealth management products	92,302	139,094	181,350
Interest expense on lease liabilities	46,567	58,170	54,281
Bank interest income	(364,385)	(463,396)	(193,446)
Finance costs	¥ 2,865,654	¥ 1,519,907	¥ 900,263